Tax - Tax charge (Details) - GBP (£) £ in Millions		12 Months Ended
	Oct. 27, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current tax
Charge for the year		£ (1,611)	£ (1,036)		£ (191)
Over provision in respect of prior years		100	31		86
Total current tax		(1,511)	(1,005)		(105)
Deferred tax
Credit/(charge) for the year		47	(185)		176
UK tax rate change impact		(10)	165		75
Net increase/(decrease) in the carrying value of deferred tax assets in respect of UK, Ireland and Netherlands losses		267	12		(130)
(Under)/over provision in respect of prior years		(68)	17		(90)
Tax charge for the year		£ (1,275)	£ (996)	[1]	£ (74)	[1]
UK corporation tax	8.00%	19.00%	19.00%		19.00%
Tax impact allocated across the RPI related uplift on index linked gilts		£ (135)

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.